Goodwill and Intangible Assets	12 Months Ended
Dec. 31, 2019
Intangible assets and goodwill [abstract]
Disclosure of Goodwill and Intangible Assets
18.	Goodwill and intangible assets
Below are the changes in the items:

					Amortization
	Cost as of December 31, 2018	Gain of control over subsidiaries	Additions	Disposals (*)	Accumulated as of December 31, 2018	Gain of control over subsidiaries	Disposals (*)	For the period	Accumulated as of December 31, 2019	Carrying amount as of December 31, 2019
Software licenses	1,765,499	3,068	307,251	(340,090)	790,289	1,112	(340,090)	504,352	955,663	780,065

Total	1,765,499	3,068	307,251	(340,090)	790,289	1,112	(340,090)	504,352	955,663	780,065

					Amortization
	Cost as of December 31, 2017	Loss of control over subsidiary	Additions	Disposals (*)	Accumulated as of December 31, 2017	Disposals (*)	For the period	Loss of control over subsidiary	Accumulated as of December 31, 2018	Carrying amount as of December 31, 2018
Software licenses	1,868,501	(3,517)	309,889	(409,374)	967,441	(409,374)	233,184	(962)	790,289	975,210
Goodwill	9,853	(9,853)	—	—	—	—	—	—	—	—

Total	1,878,354	(13,370)	309,889	(409,374)	967,441	(409,374)	233,184	(962)	790,289	975,210

(*)	Includes write-off of fully amortized items .